Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PACIFIC FUNDS SERIES TRUST (formerly called PACIFIC LIFE FUNDS)
Prospectus Date	rr_ProspectusDate	Aug. 01, 2015
Document Creation Date	dei_DocumentCreationDate	Nov. 25, 2015